Other current financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Other current financial liabilities	€ 7,087	€ 12,115
Foreign currency forward contracts
Financial instruments
Other current financial liabilities	€ 7,087	8,565
Other liabilities
Financial instruments
Other current financial liabilities		€ 3,550